Investment Holding Level 4 Concentration of Credit Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Fair Value, Concentration of Risk, Investments	$ 0	$ 0
Concentration Risk, Benchmark Description	greater than 10% of the Company's stockholder's equity	greater than 10% of the Company's stockholder's equity
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 2,241	$ 2,100
Secured Debt, Repurchase Agreements	$ 0
Corporate Debt Securities [Member] | Walt Disney Corporation [Member]
Concentration Risk [Line Items]
Largest Exposure by Issuer, Percent of Invested Assets	1.00%
Corporate Debt Securities [Member] | IBM Corporation [Member]
Concentration Risk [Line Items]
Largest Exposure by Issuer, Percent of Invested Assets	1.00%
Corporate Debt Securities [Member] | CVS Health Corp [Member]
Concentration Risk [Line Items]
Largest Exposure by Issuer, Percent of Invested Assets		1.00%
Corporate Debt Securities [Member] | Microsoft Corporation [Member]
Concentration Risk [Line Items]
Largest Exposure by Issuer, Percent of Invested Assets	1.00%	1.00%
Corporate Debt Securities [Member] | HSBC Holding plc. [Member]
Concentration Risk [Line Items]
Largest Exposure by Issuer, Percent of Invested Assets		1.00%
Financial Services [Member] | Corporate Debt Securities [Member]
Concentration Risk [Line Items]
Largest Exposure by Sector, Percent of Invested Assets	7.00%	7.00%
Public Utility [Member] | Corporate Debt Securities [Member]
Concentration Risk [Line Items]
Largest Exposure by Sector, Percent of Invested Assets	7.00%	8.00%
CMBS [Member] | Corporate Debt Securities [Member]
Concentration Risk [Line Items]
Largest Exposure by Sector, Percent of Invested Assets	7.00%	7.00%